Other Liabilities - Details of Other Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Extension of concessions	$ 711	$ 593	$ 436
Liabilities for contractual claims	7,250	59	41
Miscellaneous	1,101	658	245
Total, other current liabilities	9,062	1,310	722
Noncurrent
Extension of concessions	710	529	348
Liabilities for contractual claims	2,250	170	175
Miscellaneous	1	4	26
Total, other noncurrent liabilities	$ 2,961	$ 703	$ 549